RELATED PARTY TRANSACTIONS, Related Party Loans (Details) - Learn CW Investment Corporation - USD ($)		6 Months Ended		12 Months Ended
	May 05, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 19, 2026	Jun. 28, 2024	Mar. 19, 2024	Dec. 29, 2023
Related Party Transactions [Abstract]
Proceeds from convertible promissory note – related party		$ 1,734,192	$ 0	$ 1,445,000	$ 1,050,000
Investor [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Maximum amount of convertible loans							$ 3,800,000	$ 3,050,000	$ 2,487,000
Proceeds from convertible promissory note – related party	$ 1,050,000
Outstanding loan amount		$ 3,800,000		2,439,000	$ 1,050,000
Investor [Member] | Working Capital Loans [Member] | Subsequent event
Related Party Transactions [Abstract]
Maximum amount of convertible loans						$ 3,050,000		3,050,000
Outstanding loan amount								$ 3,050,000
Related party | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Maximum amount of convertible loans				$ 1,500,000
Unit price for notes converted (in usd per share)		$ 1.00		$ 1.00